UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  February 10, 2010

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		29

FORM 13F Information Table Value Total:	$19,041,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1865    40315 SH       SOLE                    40315
ASML Holding N V ADR           COM              N07059111      547    16033 SH       SOLE                    16033
Adobe                          COM              00724F101      744    20239 SH       SOLE                    20239
Amdocs                         COM              G02602103      379    13279 SH       SOLE                    13279
Anadarko Petroleum             COM              032511107      560     8975 SH       SOLE                     8975
Apple Computing                COM              037833100     1126     5345 SH       SOLE                     5345
Applied Materials              COM              038222105      326    23365 SH       SOLE                    23365
Bio Reference Lab              COM              09057G602      729    18626 SH       SOLE                    18626
Biovail Corporation            COM              09067J109      641    45921 SH       SOLE                    45921
Blue Earth Refineries          COM              G11999102      146   104176 SH       SOLE                   104176
CR Bard                        COM              067383109      389     4998 SH       SOLE                     4998
Catalyst Pharmaceuticals       COM              14888U101       24    38000 SH       SOLE                    38000
China Medical Technology ADS   COM              169483104      331    23582 SH       SOLE                    23582
Fuelnation, Inc.               COM              359528205        0   496780 SH       SOLE                   496780
General Electric               COM              369604103      735    48590 SH       SOLE                    48590
IBM                            COM              459200101      543     4147 SH       SOLE                     4147
Intel Corp.                    COM              458140100      763    37379 SH       SOLE                    37379
KV Pharmaceutical Cl A         COM              482740206      463   126289 SH       SOLE                   126289
Mass Financial Corp. Class A   COM              P64605101     2329   250451 SH       SOLE                   250451
Mattson Technology             COM              577223100     1273   356597 SH       SOLE                   356597
Microsoft                      COM              594918104      529    17345 SH       SOLE                    17345
Mymetics Corp                  COM              62856A102       24   199089 SH       SOLE                   199089
NII Holdings                   COM              62913F201     1679    49999 SH       SOLE                    49999
O2 Micro                       COM              67107W100      679   129828 SH       SOLE                   129828
QUALCOMM                       COM              747525103      555    11995 SH       SOLE                    11995
STEC                           COM              784774101      371    22725 SH       SOLE                    22725
Scientific Games               COM              80874P109      495    33996 SH       SOLE                    33996
Sigma Design                   COM              826565103      408    38085 SH       SOLE                    38085
Zoltek                         COM              98975W104      389    40990 SH       SOLE                    40990